BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred compensation plan, vesting period of employer contributions	3 years
Amount of deferred compensation plan liability	$ 3.6	$ 3.3	$ 1.4
Registered Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of employees compensation (as percent)	6.00%
Percent of employer's match (as percent)	50.00%
Contributions	$ 0.2
Vesting rights (as percent)	50.00%
401(k) Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of employees compensation (as percent)	6.00%
Percent of employer's match (as percent)	50.00%
Contributions	$ 1.4	1.3	1.1
Vesting rights (as percent)	33.33%
Maximum employee contribution (as percent)	90.00%
2018 Employee Stock Purchase Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares authorized (in shares)	2,500,000
Other Postretirement Benefits Plan | Registered Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions		$ 0.2	$ 0.2